Net Deferred Tax Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Income Tax Disclosure [Abstract]
Current assets - Deferred income taxes	¥ 53,068	¥ 44,615
Other assets - Deferred income taxes	105,442	107,688
Current liabilities - Other	(14,356)	(13,561)
Long-term liabilities - Deferred income taxes	(410,896)	(369,919)
Net deferred tax liabilities	¥ (266,742)	¥ (231,177)